UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Harrington Investments Incorporated
Address:  	1001 Second Street, Suite 325
            	Napa, California 94559

Form 13F File Number:
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John C. Harrington
Title:    President/CEO
Phone:    (707) 252 6166

Signature, Place, and Date of Signing:

/S/John C. Harrington	                    Napa, CA 94559           12/31/06
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                          -----------------
Form 13F Information Table Entry Total:          115
                                          -----------------
Form 13F Information Table Value Total:   $      99845
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]


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                                                       SUMMARY TABLE
                                                       31-Mar-07
                                                                                                       VOTING
NAME OF ISSUER                 TITLE          CUSIP      VALUE   SHARES/ SH/ PUT/ INVESTMT  OTHER      AUTHORITY
                               OF CLASS                  x$1000) PRN AMT PRN CALL DSCRETN   MANAGERS   SOLE
3M CO                          COM            88579Y101  1366    16200   SH       SOLE       N/A       16200
ABB LTD                        SPONSORED ADR  000375204  905     31425   SH       SOLE       N/A       31425
ALEXANDER + BALDWIN INC        COM            014482103  83      1600    SH       SOLE       N/A       1600
AMERICAN EXPRESS CO            COM            025816109  1252    24075   SH       SOLE       N/A       24075
AMERON INTL                    COM            030710107  258     2800    SH       SOLE       N/A       2800
AMGEN INC                      COM            031162100  379     8155    SH       SOLE       N/A       8155
APPLE COMPUTER INC             COM            037833100  2961    14950   SH       SOLE       N/A       14950
APPLIED MATLS INC              COM            038222105  266     15000   SH       SOLE       N/A       15000
AT&T INC                       COM            00206R102  2735    65819   SH       SOLE       N/A       65819
BALLARD PWR SYS INC            COM            05858H104  11      2000    SH       SOLE       N/A       2000
BANK OF AMERICA CORPORATION    COM            060505104  1687    40899   SH       SOLE       N/A       40899
BANK OF NEW YORK CO INC        COM            064058100  1302    26700   SH       SOLE       N/A       26700
BERKSHIRE HATHAWAY INC DEL     CL B           084670207  43      9       SH       SOLE       N/A       9
BP PLC                         SPONSORED ADR  055622104  37      500     SH       SOLE       N/A       500
CHUBB CORP                     COM            171232101  3343    61250   SH       SOLE       N/A       61250
CISCO SYS INC                  COM            17275R102  2293    84700   SH       SOLE       N/A       84700
CITIGROUP INC                  COM            172967101  25      833     SH       SOLE       N/A       833
CNA FINANCIAL CP               COM            126117100  182     5400    SH       SOLE       N/A       5400
CURRENCY SHARES EURO TR        EURO SHS       23130C108  886     6050    SH       SOLE       N/A       6050
CORNING INC                    COM            219350105  1467    61150   SH       SOLE       N/A       61150
CYPRESS SEMICONDUCTOR          COM            232806109  1562    43350   SH       SOLE       N/A       43350
DEVON ENERGY CORP NEW          COM            25179M103  3566    40109   SH       SOLE       N/A       40109
DIAMOND OFFSHORE DRILLING INC  COM            25271C102  128     900     SH       SOLE       N/A       900
DISNEY WALT CO                 COM DISNEY     254687106  96      2973    SH       SOLE       N/A       2973
EBAY INC                       COM            278642103  942     28375   SH       SOLE       N/A       28375
ECOLAB INC                     COM            278865100  2315    45200   SH       SOLE       N/A       45200
EMERSON ELEC CO                COM            291011104  4027    71080   SH       SOLE       N/A       71080
ENCANA CORP                    COM            292505104  48      700     SH       SOLE       N/A       700
ENERGEN CORP                   COM            29265N108  2359    36725   SH       SOLE       N/A       36725
EXXON MOBIL CORP               COM            30231G102  73      782     SH       SOLE       N/A       782
FIRST SOLAR                    COM            336433107  27      100     SH       SOLE       N/A       100
FORREST CITY                   COM            345550305  506     11400   SH       SOLE       N/A       11400
FOREST CITY ENTERPRISE INC     COM            345550107  724     16300   SH       SOLE       N/A       16300
FORTUNE BRANDS INC             COM            349631101  326     4500    SH       SOLE       N/A       4500
FRESENIUS MED CARE AG & CO KGA SPONSORED ADR  358029106  823     15600   SH       SOLE       N/A       15600
FUEL TECH INC                  COM            359523107  0       0       SH       SOLE       N/A       0
GENENTECH INC                  COM            368710406  13      200     SH       SOLE       N/A       200
GENERAL DYNAMICS CORP          COM            369550108  659     7400    SH       SOLE       N/A       7400
GENERAL ELECTRIC               COM            369604103  108     2900    SH       SOLE       N/A       2900
GILEAD SCIENCE                 COM            375558103  1079    23450   SH       SOLE       N/A       23450
GRANITE CONSTRUCTION INC       COM            387328107  90      2500    SH       SOLE       N/A       2500
GRAINGER W W INC               COM            384802104  757     8650    SH       SOLE       N/A       8650
HARLEY DAVIDSON INC            COM            412822108  133     2850    SH       SOLE       N/A       2850
HEALTH CARE PPTY INVS INC      COM            421915109  2035    58525   SH       SOLE       N/A       58525
HEINZ H J INC                  COM            423074103  1580    33850   SH       SOLE       N/A       33850
HERSHEY CO                     COM            427866108  171     4352    SH       SOLE       N/A       4352
HONDA MOTOR LTD                AMERN SHS      438128308  935     28200   SH       SOLE       N/A       28200
HUMANA INC                     COM            444859102  68      900     SH       SOLE       N/A       900
ICICI BANK LTD                 ADR            45104G104  1470    23900   SH       SOLE       N/A       23900
ILLINOIS TOOL WKS INC          COM            452308109  2439    45550   SH       SOLE       N/A       45550
INFOSYS STECHNOLOGIES INC      SPONSORED ADR  456788108  54      1200    SH       SOLE       N/A       1200
ING GROEP NV                   SPONSORED ADR  456837103  1467    37700   SH       SOLE       N/A       37700
INTEL CORP                     COM            458140100  1942    72843   SH       SOLE       N/A       72843
INTERNATIONAL BUSINESS MACHS   COM            459200101  845     7821    SH       SOLE       N/A       7821
ITRON INC                      COM            465741106  1404    14625   SH       SOLE       N/A       14625
JAMBA INC                      COM            47023A101  2       500     SH       SOLE       N/A       500
JOHNSON CONTROLS INC           COM            478366107  101     2800    SH       SOLE       N/A       2800
JOHNSON & JOHNSON              COM            478160104  2981    44699   SH       SOLE       N/A       44699
KIMBERLY CLARK CORP            COM            494368103  14      200     SH       SOLE       N/A       200
KRAFT FOODS INC                COM            50075N104  5       150     SH       SOLE       N/A       150
KONINKLUKE PHILIPS ELE NV      ADR            500472303  1231    28800   SH       SOLE       N/A       28800
LEUCADIA NATL CP               COM            527288104  438     9300    SH       SOLE       N/A       9300
LOCKHEED MARTIN                COM            539830109  74      700     SH       SOLE       N/A       700
LOEWS CORP                     COM            540424108  86      1700    SH       SOLE       N/A       1700
LOGITECH INTL S A              ADR            H50430232  1132    30900   SH       SOLE       N/A       30900
LOWES COS INC                  COM            548661107  143     6300    SH       SOLE       N/A       6300
MARTHA STEWART LIVING OMNIME   CL A           573083102  5       500     SH       SOLE       N/A       500
MEDTRONIC INC                  COM            585055106  566     11257   SH       SOLE       N/A       11257
MEMC ELECTRONICS               COM            552715104  1597    18050   SH       SOLE       N/A       18050
MERCK & CO INC                 COM            589331107  17      300     SH       SOLE       N/A       300
MICROSOFT CORP                 COM            594918104  1276    35840   SH       SOLE       N/A       35840
MILLENNIUM PHARMACEUTICALS I   COM            599902103  6       400     SH       SOLE       N/A       400
MONSANTO                       COM            61166W101  156     1400    SH       SOLE       N/A       1400
MURPHY OIL                     COM            626717102  628     7400    SH       SOLE       N/A       7400
NEWELL RUBBERMAID INC          COM            651229106  72      2800    SH       SOLE       N/A       2800
NOKIA CORP                     SPONSORED ADR  654902204  1830    47675   SH       SOLE       N/A       47675
NORTHWEST NAT GAS              COM            667655104  1830    37600   SH       SOLE       N/A       37600
NUCOR CORP                     COM            670346105  2088    35250   SH       SOLE       N/A       35250
OLD REPUBLIC INTL              COM            680223104  83      5400    SH       SOLE       N/A       5400
ORACLE CORP                    COM            68389X105  23      1000    SH       SOLE       N/A       1000
OVERSEAS SHIPHOLDING GRP INC   COM            690368105  97      1300    SH       SOLE       N/A       1300
PEETS COFFEE & TEA INC         COM            705560100  7       250     SH       SOLE       N/A       250
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR  71654V408  184     1600    SH       SOLE       N/A       1600
PHILLIP MORRIS                 COM            02209S103  26      350     SH       SOLE       N/A       350
PITNEY BOWES INC               COM            724479100  10      253     SH       SOLE       N/A       253
PROCTER & GAMBLE CO            COM            742718109  4084    55622   SH       SOLE       N/A       55622
RAYONIER INC                   COM            754907103  217     4600    SH       SOLE       N/A       4600
REGIONS FINANCIAL CORP NEW     COM            7591EP100  10      435     SH       SOLE       N/A       435
ROYAL DUTCH SHELL A            ADR            780259206  1137    13500   SH       SOLE       N/A       13500
SAFEWAY INC                    COM NEW        786514208  4       126     SH       SOLE       N/A       126
SANOFI AVENTIS                 SPONSORED ADR  80105N105  740     16255   SH       SOLE       N/A       16255
SAP AKTIENGESELLSCHAFT         SPONSORED ADR  803054204  633     12400   SH       SOLE       N/A       12400
SASOL LTD                      SPONSORED ADR  803866300  2102    42500   SH       SOLE       N/A       42500
SCHERING PLOUGH CORP           COM            806605101  27      1050    SH       SOLE       N/A       1050
SCHWAB CHARLES CORP NEW        COM            808513105  51      2000    SH       SOLE       N/A       2000
SONY CORP                      ADR NEW        835699307  1569    28900   SH       SOLE       N/A       28900
SOURCEFORGE INC                COM            83616W101  0       39      SH       SOLE       N/A       39
ST JUDES MEDICAL               COM            790849103  1627    40025   SH       SOLE       N/A       40025
STARBUCKS CORP                 COM            855244109  133     6500    SH       SOLE       N/A       6500
STREETRACKS GOLD TR            GOLD SHS       863307104  1018    12350   SH       SOLE       N/A       12350
STRYKER CORP                   COM            863667101  1801    24100   SH       SOLE       N/A       24100
SUNOCO INC                     COM            86764P109  2681    37004   SH       SOLE       N/A       37004
SYSCO CORP                     COM            871829107  911     31750   SH       SOLE       N/A       31750
TARGET CORP                    COM            87612E106  1457    29130   SH       SOLE       N/A       29130
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR  879278208  656     39498   SH       SOLE       N/A       39498
TRC COMPANIES                  COM            872625108  55      6900    SH       SOLE       N/A       6900
UMPQUA HOLDINGS CORP           COM            904214103  878     57215   SH       SOLE       N/A       57215
UNITED PARCEL SERVICE INC      CL B           911312106  569     8050    SH       SOLE       N/A       8050
UNITEDHEALTH GROUP INC         COM            91324P102  789     13550   SH       SOLE       N/A       13550
VERIZON COMMUNICATIONS         COM            92343V104  1667    38159   SH       SOLE       N/A       38159
WACHOVIA CORP                  COM            929903102  289     7600    SH       SOLE       N/A       7600
WALGREEN CO                    COM            931422109  910     23900   SH       SOLE       N/A       23900
WELLPOINT HEALTH INC           COM            94973V107  342     3900    SH       SOLE       N/A       3900
WHOLE FOODS MKT INC            COM            966837106  282     6900    SH       SOLE       N/A       6900

                                                         99845

